Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2017
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner

8.  REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2017 and 2016, redemption payable of $308,812 and $552,815, respectively, was related to profit share earned during the year and allocated to the Managing Owner at each year-end and subsequently paid.